UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Gregory P. Dulski Reaves Utility Income Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

REAVES UTILITY INCOME FUND

JULY 31, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 128.09%
Consumer Discretionary 0.10%
Comcast Corp. - Class A *	25,000	$656,750

Consumer Staples 10.25%
Altria Group, Inc.	530,300	35,249,041
Kraft Foods, Inc. - Class A	360,080	11,792,620
Reynolds American, Inc.	128,000	7,829,760
UST, Inc.	180,000	9,639,000
		64,510,421

Electric 55.40%
Ameren Corp.	680,000	32,626,400
Consolidated Edison, Inc.	347,000	15,156,960
Constellation Energy Group, Inc.	30,000	2,514,000
Dominion Resources, Inc.	22,000	1,852,840
Duke Energy Corp.	2,105,000	35,848,150
Enel Societa Per Azion - ADR	309,500	15,923,775
Exelon Corp.	330,000	23,149,500
Great Plains Energy, Inc.	1,533,669	42,574,652
Integrys Energy Group, Inc.	725,000	35,880,250
ITC Holdings Corp.	68,000	2,859,400
National Grid PLC - ADR	10,000	710,800
National Grid PLC - Ordinary Shares	750,000	10,701,446
PPL Corp.	864,000	40,728,960
Progress Energy, Inc.	381,000	16,634,460
Public Service Enterprise Group, Inc.	411,800	35,476,570
TECO Energy, Inc.	921,400	14,871,396
TransAlta Corp.	200,000	5,726,000
TransAlta Corp. - Canadian Exchange	245,000	6,977,034
Xcel Energy, Inc.	420,000	8,526,000
		348,738,593

Energy 3.84%
ConocoPhillips	28,500	2,303,940
Diamond Offshore Drilling, Inc.	15,000	1,547,700
Eni Societa Per Azion - ADR	23,000	1,604,480
Halliburton Co.	104,600	3,767,692
Hercules Offshore, Inc. *	36,772	1,103,895
Occidental Petroleum Corp.	20,000	1,134,400
Petrochina Ltd. - ADR	40,000	5,890,400
TOTAL - Sponsored ADR	12,000	943,320
Transocean, Inc. *	55,000	5,909,750
		24,205,577

Financials 0.29%
Lloyd TSB Group PLC - ADR	40,000	1,809,600

Gas 17.15%
AGL Resources, Inc.	41,000	1,545,700
Copano Energy LLC	24,000	1,006,320
Equitable Resources, Inc.	214,000	10,081,540
ONEOK, Inc.	654,300	33,205,725
Sempra Energy	325,000	17,134,000
South Jersey Industries, Inc.	40,300	1,320,631
Spectra Energy Corp.	1,062,500	27,061,875
Vectren Corp.	665,600	16,620,032
		107,975,823

Health Care 1.01%
Pfizer, Inc.	270,000	6,347,700

Industrial 1.85%
General Electric Co.	300,000	11,628,000

Telephone 36.60%
AT&T Corp.	2,255,965	88,343,589
BCE, Inc.	1,057,850	40,029,044
BT Group PLC - Sponsored ADR	20,000	1,271,600
Citizens Communications Co. - Class B	3,096,300	44,679,609
Embarq Corp.	134,000	8,279,860
Telecom Corp. of New Zealand - Sponsored ADR	675,600	18,720,876
Vodafone Group PLC - ADR	135,000	4,097,250
Windstream Corp.	1,817,900	25,014,304
		230,436,132

Transportation 0.74%
General Maritime Corp.	180,000	4,680,000

Water 0.86%
United Utilities PLC - ADR	200,000	5,390,000

TOTAL COMMON STOCKS (Cost $634,012,760)		806,378,596

PREFERRED STOCKS 4.43%
Consumer Discretionary 0.10%
Comcast Corp., 7.000%	25,000	622,500

Electric 2.36%
AES Trust III, 6.750%, 10/15/29	133,100	6,342,215
BGE Capital Trust II, 6.200%, 10/15/43	180,000	4,123,800
Entergy Gulf States, Inc., Series A, 7.000%, 09/15/13 (a)	3,140	317,827
Entergy Mississippi, Inc., 4.560%	3,520	284,130
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	1,008,832
Public Service Enterprise Group Funding Trust II, 8.750%, 12/31/32	92,000	2,329,440
Southern Cal Edison, 4.320%	24,300	487,215
		14,893,459

Financials 1.97%
GMAC, 7.375%, 12/16/44	50,000	1,064,000
Merrill Lynch & Co., 6.010%, 11/28/09 (a)	455,000	11,334,050
		12,398,050

TOTAL PREFERRED STOCKS (Cost $28,152,123)		27,914,009

LIMITED PARTNERSHIPS 1.26%
ONEOK Partners LP	115,000	7,769,400
Spectra Energy Partners LP *	5,000	147,000
TOTAL LIMITED PARTNERSHIPS (Cost $6,121,615)		7,916,400

	Bond Rating Moody/S&P	Principal Amount	Value
CORPORATE BONDS 2.93%
Electric 1.19%
Calpine Generating Co. (b)
11.500%, 04/01/11	WR/D	$22,000,000	7,480,000

Gas 0.08%
Copano Energy LLC (b)
8.125%, 03/01/16	B2/B+	500,000	502,500

Telephone 1.66%
Level 3 Financing, Inc.
9.250%, 11/01/14	B3/CCC+	1,000,000	960,000
9.250%, 11/01/14 (b)	B3/CCC+	3,000,000	2,880,000
US West Communications
7.500%, 06/15/23	Ba1/BBB-	7,000,000	6,650,000
			10,490,000

TOTAL CORPORATE BONDS (Cost $16,098,958)			18,472,500

		Shares	Value
MUTUAL FUNDS 1.34%
Goldman Financial Square Money Market Fund		4,947,359	4,947,359
Loomis Sayles Institutional High Income Fund		424,929	3,458,923
TOTAL MUTUAL FUNDS (Cost $7,947,359)			8,406,282

Total Investments (Cost $692,332,815)	138.05%		869,087,787
Other Assets in Excess of Liabilities	0.09%		539,758
Liquidation Preference of Auction Market Preferred Shares Series M7, F7, W28 (including dividends payable on preferred shares)	(38.14)%		(240,103,582)
TOTAL NET ASSETS	100.00%		$629,523,963

*	Non-income Producing Security.
(a)	Floating or variable rate security - rate disclosed as of July 31, 2007. Maturity date represents the next reset date.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amount to a value of $10,862,500 or 1.73% of net assets.

ADR	American Depositary Receipt

Ratings:

Moody’s and S&P’s ratings are believed to be the most recent as of July 31, 2007.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of July 31, 2007
Gross appreciation (excess of value over tax cost)	$193,230,018
Gross depreciation (excess of tax cost over value)	(16,597,302)
Net unrealized appreciation	176,632,716
Cost of investments for income tax purposes	$692,455,071

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

July 31, 2007 (unaudited)

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.   The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date

Written option activity as of July 31, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of January 31, 2007	—	$—
Positions opened	790	187,325
Options expired	(350)	(91,947)
Options closed	(440)	(95,378)

Outstanding, July 31, 2007	—	$—
Market Value, July 31, 2007		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of January 31, 2007	100	$52,698
Positions opened	—	—
Options expired	—	—
Options closed	(100)	(52,698)

Outstanding, July 31, 2007	—	$—
Market Value, July 31, 2007		$—

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Other

Calpine Corp. is currently undergoing bankruptcy proceedings. As of July 31, 2007, the Fund holds a corporate note for Calpine Generating Co., maturing April 2011 with a coupon rate of 11.50%. This is a secured position and as such the Fair Value Committee determined there is no uncertainty surrounding the collectibility of interest due on the note at this time.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 28, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	September 28, 2007

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